Equity - Summarised financial information attributable to non-controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income statement
Sales	£ 17,697	£ 19,294	£ 18,432
Net sales	11,752	12,867	12,163
Profit for the year	1,454	3,337	3,144
Other comprehensive (loss)/income	(164)	287	(276)
Total comprehensive income for the year	1,290	3,624	2,868
Attributable to non-controlling interests	8	232	53
Balance sheet
Non-current assets	21,837	21,923
Current assets	11,471	9,373
Non-current liabilities	(18,372)	(14,137)
Current liabilities	(6,496)	(7,003)
Net assets	8,440	10,156
Attributable to non-controlling interests	1,668	1,795
Cash flow
Net cash inflow from operating activities	2,320	3,248	3,084
Net cash outflow from investing activities	(805)	(270)	(1,151)
Net cash outflow from financing activities	1,037	(2,924)	(2,118)
Net increase/(decrease) in net cash and cash equivalents	2,552	54	(185)
Exchange differences	(120)	(26)	(39)
USL
Income statement
Sales	2,790
Net sales	846
Profit for the year	(53)
Other comprehensive (loss)/income	(112)
Total comprehensive income for the year	(165)
Attributable to non-controlling interests	(71)
Balance sheet
Non-current assets	2,041
Current assets	541
Non-current liabilities	(349)
Current liabilities	(466)
Net assets	1,767
Attributable to non-controlling interests	756
Cash flow
Net cash inflow from operating activities	29
Net cash outflow from investing activities	(16)
Net cash outflow from financing activities	(34)
Net increase/(decrease) in net cash and cash equivalents	(21)
Exchange differences	(1)
Dividends payable to non-controlling interests	0
Others
Income statement
Sales	1,898
Net sales	1,468
Profit for the year	138
Other comprehensive (loss)/income	16
Total comprehensive income for the year	154
Attributable to non-controlling interests	79
Balance sheet
Non-current assets	3,129
Current assets	739
Non-current liabilities	(1,110)
Current liabilities	(722)
Net assets	2,036
Attributable to non-controlling interests	912
Cash flow
Net cash inflow from operating activities	204
Net cash outflow from investing activities	(136)
Net cash outflow from financing activities	(175)
Net increase/(decrease) in net cash and cash equivalents	(107)
Exchange differences	(2)
Dividends payable to non-controlling interests	(117)
Entities value for subsidiary
Income statement
Sales	4,688	5,346	4,926
Net sales	2,314	2,656	2,431
Profit for the year	85	383	244
Other comprehensive (loss)/income	(96)	137	(163)
Total comprehensive income for the year	(11)	520	81
Attributable to non-controlling interests	8	234	53
Balance sheet
Non-current assets	5,170	5,313	4,973
Current assets	1,280	1,469	1,384
Non-current liabilities	(1,459)	(1,526)	(1,425)
Current liabilities	(1,188)	(1,204)	(1,183)
Net assets	3,803	4,052	3,749
Attributable to non-controlling interests	1,668	1,795	1,765
Cash flow
Net cash inflow from operating activities	233	542	334
Net cash outflow from investing activities	(152)	(157)	(136)
Net cash outflow from financing activities	(209)	(266)	(164)
Net increase/(decrease) in net cash and cash equivalents	(128)	119	34
Exchange differences	(3)	3	(2)
Dividends payable to non-controlling interests	£ (117)	£ (114)	£ (101)